Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings/(Loss) per Share (Table)

Numerator:	December 31, 2021	December 31, 2020	December 31, 2019
Net income attributable to common shareholders	$163,232	$37,568	$36,757
Undistributed income attributable to Series C participating preferred shares	—	(15,883)	(19,190)
Net income available to common shareholders, basic and diluted	$163,232	$21,685	$17,567

Net income available to:
Class A, basic and diluted	$163,232	$21,685	$17,567

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,125,003	17,687,137	11,859,506
Plus weighted average number of RSUs with service conditions	383,012	65,388	47,400
Common share and common share equivalents, dilutive	35,508,015	17,752,525	11,906,906

Basic earnings per share:
Class A	4.65	1.23	1.48

Diluted earnings per share:
Class A	4.60	1.22	1.48

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	$—	$15,883	$19,190
Basic weighted average number of Series C Preferred shares outstanding, as converted	—	12,955,187	12,955,187
Plus weighted average number of RSUs with service conditions	—	47,895	51,780
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	—	13,003,082	13,006,967
Basic earnings per share	—	1.23	1.48
Diluted earnings per share	—	1.22	1.48